Label	Element	Value
Class II Prospectus | Emerging Markets Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001011378_SupplementTextBlock

Prospectus Supplement

September 22, 2015

The Universal Institutional Funds, Inc.

Supplement dated September 22, 2015 to The Universal Institutional Funds, Inc. Prospectus dated May 1, 2015

Emerging Markets Equity Portfolio (Class II)
(the "Portfolio")

Risk/Return [Heading]	rr_RiskReturnHeading	Emerging Markets Equity Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The contractual advisory fee rate of the Portfolio and total expense ratio cap of the Portfolio's Class II shares have been decreased, effective September 30, 2015. Accordingly, effective September 30, 2015, the Prospectus is hereby amended as follows:

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Emerging Markets Equity Portfolio—Fees and Expenses of the Portfolio (Class II)—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule effective September 30, 2015.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example information under the section of the Prospectus entitled "Portfolio Summary—Emerging Markets Equity Portfolio—Fees and Expenses of the Portfolio (Class II)—Example" is hereby deleted in its entirety and replaced with the following:

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The first sentence of the second paragraph under the section of the Prospectus entitled "Fund Management—Advisory Fee" is hereby deleted and replaced with the following:

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio, if necessary, if such fees would cause the total annual operating expenses of the Portfolio to exceed 1.40% of average daily net assets.

Please retain this supplement for future reference.

Class II Prospectus | Emerging Markets Equity Portfolio | Class II
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.95%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.65%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[3]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.40%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	443
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	766
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,680

[1]	The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule effective September 30, 2015.
[2]	The Board of Directors approved an amendment to the Fund's Plan of Distribution reducing the Distribution (12b-1) Fee for the Portfolio's Class II shares from 0.35% to 0.25% effective May 1, 2015. The Distribution (12b-1) Fee shown in the table above has been restated to reflect such change.
[3]	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.40%. In addition, the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive 0.20% of the 0.25% 12b-1 fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.